Mortgage Loans Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Mortgage Loans Payable [Abstract]
Mortgage Loans Payable

NOTE 13—MORTGAGE LOANS PAYABLE

In March 2011, Kennedy-Wilson entered into a mortgage loan payable for $5.0 million secured by its 2,700-acre ranch in Hawaii. The note bears interest at the First Hawaiian Bank Prime Rate plus 2.50%, is interest only, and matures in April 2014. The loan was repaid in full in April 2011.

In April 2011, Kennedy-Wilson paid off a $2.8 million mortgage loan secured by an office building in Japan. The retired debt had a variable interest rate of the long-term prime lending rate plus 3.50%.

In April 2011, Kennedy-Wilson paid down $5.4 million on its mortgage loan related to its pool of loans or notes receivable.

In June 2011, as a result of the acquisition of the 100% interest in the office portfolio in Oakland, California, Kennedy-Wilson assumed a mortgage loan with an unpaid principal balance of $22.6 million at a fair value of $17.0 million. Subsequent to the acquisition, the loan was repaid in full through a $12.0 million refinancing and additional funding from Kennedy-Wilson. As of September 30, 2011, the mortgage loan had a carrying value of $12.0 million, bears interest at a fixed rate of 6.75%, is interest only, matures in June 2016, and is secured by the office portfolio.

NOTE 13—MORTGAGE LOANS PAYABLE

	December 31,
	2010	2009
Mortgage loan payable, variable interest rate of 1-month LIBOR plus 1.25% (1.51% at December 31, 2010), interest payable monthly, due January 2012, secured by multi-family property	17,497,000	20,740,000
Mortgage loan payable, variable interest rate of long-term prime lending rate plus 3.50% (4.80% at December 31, 2010), prime rate adjusts in April and August, interest and principal paid monthly, balance due October 2012, secured by office building	2,784,000	2,778,000
Mortgage loan payable, variable interest rate of 1.00% over prime, interest due quarterly, principal due based on release prices for settled loans, unpaid principal due upon maturity on May 2013	14,968,000	—
Mortgage loan payable, variable interest rate of prime, repaid in 2010	—	450,000

	35,249,000	23,968,000

During 2010, Kennedy-Wilson assumed debt secured by a project in Hawaii (see Note 5) of $32.7 million and simultaneously settled the note for $16.0 million, resulting in a gain on early extinguishment of debt in the amount of $16.7 million (net of closing costs).

The aggregate maturities of mortgage loans payable subsequent to December 31, 2010 are: $311,000 in 2011, $19,970,000 in 2012, and $14,968,000 in 2013.